Long-Term Debt - Components of Long-Term Debt (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jul. 31, 2013 USD ($)	Dec. 31, 2014 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2013 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2014 U.S. Dollar-denominated Term Loan due through 2018 [Member] Term Loan One [Member] USD ($)	Dec. 31, 2013 U.S. Dollar-denominated Term Loan due through 2018 [Member] Term Loan One [Member] USD ($)	Dec. 31, 2014 U.S. Dollar-denominated Term Loan due through 2018 [Member] Term Loan Two [Member] USD ($)	Dec. 31, 2013 U.S. Dollar-denominated Term Loan due through 2018 [Member] Term Loan Two [Member] USD ($)	Dec. 31, 2014 U.S. Dollar-denominated Term Loan due through 2018 [Member] Term Loan Three [Member] USD ($)	Dec. 31, 2013 U.S. Dollar-denominated Term Loan due through 2019 [Member] Teekay Nakilat Corporation [Member] USD ($)	Dec. 31, 2014 U.S. Dollar-denominated Term Loan one due through 2026 [Member] Teekay Nakilat Corporation [Member] USD ($)	Dec. 31, 2014 U.S. Dollar-denominated Term Loan one due through 2021 [Member] Teekay Tangguh Joint Venture [Member] USD ($)	Dec. 31, 2013 U.S. Dollar-denominated Term Loan one due through 2021 [Member] Teekay Tangguh Joint Venture [Member] USD ($)	Dec. 31, 2014 U.S. Dollar-denominated Term Loan two due through 2021 [Member] USD ($)	Dec. 31, 2013 U.S. Dollar-denominated Term Loan two due through 2021 [Member] USD ($)	Dec. 31, 2013 Unsecured Debt [Member] Teekay Nakilat Corporation [Member] USD ($)	Dec. 31, 2014 Norwegian Kroner denominated bonds due May 2017 [Member] USD ($)	Dec. 31, 2013 Norwegian Kroner denominated bonds due May 2017 [Member] USD ($)	Dec. 31, 2014 Norwegian Kroner denominated bonds due September 2018 [Member] USD ($)	Dec. 31, 2013 Norwegian Kroner denominated bonds due September 2018 [Member] USD ($)	Dec. 31, 2014 Euro Denominated Term Loans Due Through Two Thousand Twenty Three [Member] USD ($)	Dec. 31, 2014 Euro Denominated Term Loans Due Through Two Thousand Twenty Three [Member] EUR (€)	Dec. 31, 2013 Euro Denominated Term Loans Due Through Two Thousand Twenty Three [Member] USD ($)
Debt Instrument [Line Items]
Total	$ 1,924,124	$ 1,777,507	$ 963,000	$ 257,661	$ 235,000	$ 93,595	$ 103,207	$ 116,667	$ 125,000	$ 125,667	$ 296,935	$ 450,000	$ 285,274	$ 297,956	$ 95,560	$ 102,372	$ 13,282	$ 93,934	$ 115,296	$ 120,773	$ 148,238	$ 284,993	€ 235,600	$ 340,221
Less current portion	157,235	97,114
Total	1,766,889	1,680,393
Total	$ 1,924,124	$ 1,777,507	$ 963,000	$ 257,661	$ 235,000	$ 93,595	$ 103,207	$ 116,667	$ 125,000	$ 125,667	$ 296,935	$ 450,000	$ 285,274	$ 297,956	$ 95,560	$ 102,372	$ 13,282	$ 93,934	$ 115,296	$ 120,773	$ 148,238	$ 284,993	€ 235,600	$ 340,221